Organization and Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Basic common shares outstanding (in shares)	438.4	445.1	444.9
Dilutive effect of stock awards (in shares)	1.2	0.5	1.0
Diluted common shares outstanding (in shares)	439.6	445.6	445.9